Warrant Liability (Details) - Schedule of key inputs into the black-scholes model	12 Months Ended
	Dec. 31, 2022 $ / shares	Dec. 09, 2022 $ / shares	Dec. 31, 2022 ¥ / shares
Input
Share price (in Dollars per share and Yuan Renminbi per share) | (per share)	$ 1.25	$ 10.47	¥ 8.71
Risk-free interest rate	4.00%	3.80%
Volatility	5.70%	5.70%
Exercise price (in Dollars per share and Yuan Renminbi per share) | (per share)	$ 11.5	$ 11.5	¥ 80.09
Warrant life (yr)	4 years 11 months 1 day	4 years 11 months 19 days